Contingent liabilities, commitments and guarantees - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) classAction	Dec. 31, 2023 GBP (£)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	£ 2,523	£ 2,755
Gross loan commitments	128,947	122,733
Capital commitments	640	1,240
Maximum exposure
Disclosure of contingent liabilities [line items]
Irrevocable commitments	59,143	£ 53,722
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Increase in deferred tax asset	£ 275
Netherlands
Disclosure of contingent liabilities [line items]
Number of class actions named as defendant | classAction	2